Income Tax Benefit/Expense - Schedule of Income Tax Benefit/Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Benefit/Expense [Abstract]
Current income tax expense	$ 647,318	$ 40,902
Deferred tax	(4,085)	75,978
Over provision in prior year	(5,126)	(8,464)	(135,031)
Income tax (benefit)/expense	$ 638,107	$ 108,416	$ (135,031)